Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks, net of allowance for credit losses of $29 and $3		$ 5,030	$ 6,061
Interest-bearing deposits with the Federal Reserve and other central banks		91,655	102,467
Interest-bearing deposits with banks, net of allowance for credit losses of $4 and $2 (includes restricted of $6,499 and $3,822)		17,169	16,630
Federal funds sold and securities purchased under resale agreements		24,298	29,607
Securities:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 and less than $1 (fair value of $49,992 and $56,775)		56,194	56,866
Available-for-sale, at fair value (amortized cost of $92,484 and $100,774, net of allowance for credit losses of $1 and $10)		86,622	101,839
Total securities		142,816	158,705
Trading assets		9,908	16,577
Loans		66,063	67,787
Allowance for credit losses		(176)	(196)
Net loans		65,887	67,591
Premises and equipment		3,256	3,431
Accrued interest receivable		858	457
Goodwill		16,150	17,512
Intangible assets		2,901	2,991
Other assets, net of allowance for credit losses on accounts receivable of $4 and $4 (includes $1,187 and $1,009, at fair value)		25,855	22,409
Total assets		405,783	444,438
Deposits:
Noninterest-bearing (principally U.S. offices)		78,017	93,695
Interest-bearing deposits in U.S. offices		108,362	120,903
Interest-bearing deposits in non-U.S. offices		92,591	105,096
Total deposits		278,970	319,694
Federal funds purchased and securities sold under repurchase agreements		12,335	11,566
Trading liabilities		5,385	5,469
Payables to customers and broker-dealers		23,435	25,150
Other borrowed funds		397	749
Accrued taxes and other expenses		5,410	5,767
Other liabilities (including allowance for credit losses on lending-related commitments of $78 and $45, also includes $221 and $496, at fair value)		8,543	6,721
Long-term debt		30,458	25,931
Total liabilities		364,933	401,047
Temporary equity
Redeemable noncontrolling interests		109	161
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 48,826 and 48,826 shares		4,838	4,838
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,395,725,198 and 1,389,397,912 shares		14	14
Additional paid-in capital		28,508	28,128
Retained earnings		37,864	36,667
Accumulated other comprehensive loss, net of tax		(5,966)	(2,213)
Less: Treasury stock of 587,280,598 and 585,252,546 common shares, at cost		(24,524)	(24,400)
Total The Bank of New York Mellon Corporation shareholders’ equity		40,734	43,034
Nonredeemable noncontrolling interests of consolidated investment management funds		7	196
Total permanent equity	[1]	40,741	43,230	[2]
Total liabilities, temporary equity and permanent equity		$ 405,783	$ 444,438

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $38,196 million at Dec. 31, 2021 and $35,896 million at Dec. 31, 2022.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $41,260 million at Dec. 31, 2020 and $38,196 million at Dec. 31, 2021.